Stock Awards and Stock-based Compensation - Stock-based compensation expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 850,801	$ 892,898	$ 1,598,233	$ 1,722,936	$ 2,780,639	$ 2,517,555
Cost of services
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	10,122	40,126	13,516	120,378	160,504	126,675
Research and development expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	96,113	123,334	206,413	370,002	493,336	1,071,984
Selling, general, and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 744,566	$ 729,438	$ 1,378,304	$ 1,232,556	$ 2,126,799	$ 1,318,896